Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and other payables
Trade and other payables

21.Trade and other payables

	2022	2021
Current
Suppliers	15,034,677	10,470,260
Withholding tax	1,896,128	717,720
Partners’ advances	1,164,197	1,060,349
Dividends payable (1)	392,346	58,668
Insurance and reinsurance	330,363	294,114
Deposits received from third parties	162,338	136,310
Agreements in transport contracts	115,526	33,883
Related parties (Note 31)	67,879	66,598
Hedging operations (2)	4,311	2,032
Various creditors	769,939	728,297
	19,937,704	13,568,231

Non - current
Suppliers	28,425	8,260
Deposits received from third parties	331	33
Various creditors	28,300	62,314
	57,056	70,607
(1)

Corresponds to dividends payable from Interconexión Eléctrica S.A. for $366,999 (2021: $53,976), Inversiones de Gases de Colombia S.A. for $21,680 (2021: $978), and Ecopetrol S.A. for $3,667 (2021: $3,714).

(2)	Corresponds to the balance payable for the liquidation of swap contracts acquired to hedge the price risk of export crude oil.

The carrying amount of trade accounts and other accounts payable approximates their fair value due to their short–term nature.